Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial assets		¥ 1,000
Fair value, Financial assets		1,007
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial assets		7
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 521,217	585,694
Fair value, Financial liabilities	499,386	584,630
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(21,831)	(1,064)
Other Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial assets		1,000
Fair value, Financial assets		1,007
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial assets		7
Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	521,217	585,694
Fair value, Financial liabilities	499,386	584,630
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (21,831)	¥ (1,064)